FINANCIAL RISK FACTORS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Jan. 31, 2017	Apr. 30, 2015	Apr. 30, 2014
Cash balance	$ 11,556	$ 3		$ 102	$ 106	$ 0
Current liabilities	1,094,816	71,939	74,103		$ 34,839
Working capital deficit	$ 695,068	71,936	$ 74,103
Majority Shareholder [Member]
Working capital deficit		$ 73,753